Operating Revenues - Disclosure of Disaggregation of Revenues (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of revenue [line items]
Revenue from contracts with customers	¥ 369,897	¥ 372,821
Revenue from other sources	5,837	4,303
Total operating revenues	375,734	377,124
Voice services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	45,146	50,811
Internet services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	197,244	190,871
Information and application services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	87,623	83,478
Telecommunications network resource and equipment services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	21,978	20,211
Sales of goods and others [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	17,906	27,450
A point in time [member]
Disclosure of revenue [line items]
Total operating revenues	14,591	24,496
Over time [member]
Disclosure of revenue [line items]
Total operating revenues	¥ 361,143	¥ 352,628